T. ROWE PRICE Dividend Growth Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.9%
COMMUNICATION SERVICES 0.4%
Entertainment 0.1%
Walt Disney (1) 225,461 18,274
18,274
Wireless Telecommunication Services 0.3%
T-Mobile U.S. (1) 432,200 60,530
60,530
Total Communication Services 78,804
CONSUMER DISCRETIONARY 6.6%
Hotels, Restaurants & Leisure 3.4%
Hilton Worldwide Holdings  1,598,303 240,033
Las Vegas Sands  1,551,699 71,130
Marriott International, Class A  283,153 55,657
McDonald's  869,075 228,949
Yum! Brands  990,861 123,798
719,567
Specialty Retail 2.8%
Home Depot  861,475 260,303
Ross Stores  2,308,484 260,743
Tractor Supply (2) 373,960 75,933
596,979
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B  945,499 90,409
90,409
Total Consumer Discretionary 1,406,955
CONSUMER STAPLES 9.9%
Beverages 3.3%
Coca-Cola  4,374,621 244,891
Constellation Brands, Class A  421,155 105,849
Diageo (GBP)  2,464,219 90,851
PepsiCo  1,492,379 252,869
694,460
Consumer Staples Distribution & Retail 2.3%
Costco Wholesale  242,429 136,963
Dollar General  476,703 50,435
Target  557,900 61,687
Walmart  1,471,988 235,415
484,500

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products 1.9%
Mondelez International, Class A  4,363,851 302,851
Nestle (CHF)  844,278 95,569
398,420
Household Products 0.6%
Colgate-Palmolive  1,764,286 125,458
125,458
Personal Care Products 0.5%
Kenvue  5,223,726 104,892
104,892
Tobacco 1.3%
Philip Morris International  2,895,840 268,097
268,097
Total Consumer Staples 2,075,827
ENERGY 4.8%
Energy Equipment & Services 1.1%
Schlumberger  4,167,800 242,983
242,983
Oil, Gas & Consumable Fuels 3.7%
EOG Resources  1,666,059 211,190
EQT  3,291,500 133,569
Exxon Mobil  2,593,308 304,921
TotalEnergies (EUR)  779,346 51,241
Williams  2,413,800 81,321
782,242
Total Energy 1,025,225
FINANCIALS 15.3%
Banks 3.7%
Bank of America  7,411,597 202,930
JPMorgan Chase  2,721,848 394,722
Wells Fargo  4,425,506 180,826
778,478
Capital Markets 2.9%
Charles Schwab  3,335,746 183,132
Goldman Sachs Group  306,950 99,320
Morgan Stanley  2,637,409 215,397
S&P Global  293,352 107,194
605,043

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Finance 0.7%
American Express  1,024,974 152,916
152,916
Financial Services 2.1%
Visa, Class A  1,935,339 445,147
445,147
Insurance 5.9%
Aon, Class A  646,947 209,753
Chubb  1,909,422 397,503
Hartford Financial Services Group  1,663,770 117,978
Marsh & McLennan  2,015,285 383,509
Progressive  1,032,638 143,847
1,252,590
Total Financials 3,234,174
HEALTH CARE 17.6%
Biotechnology 1.2%
AbbVie  1,761,101 262,510
262,510
Health Care Equipment & Supplies 3.3%
Becton Dickinson & Company  1,174,330 303,600
GE HealthCare Technologies  1,630,539 110,942
Medtronic  867,455 67,974
Stryker  798,132 218,105
700,621
Health Care Providers & Services 5.0%
Cigna Group  399,235 114,209
Elevance Health  369,033 160,685
McKesson  740,290 321,915
UnitedHealth Group  929,289 468,538
1,065,347
Life Sciences Tools & Services 3.8%
Agilent Technologies  1,564,936 174,991
Danaher  1,162,293 288,365
Thermo Fisher Scientific  657,729 332,923
796,279
Pharmaceuticals 4.3%
AstraZeneca, ADR  3,781,344 256,073
Eli Lilly  596,540 320,419
Johnson & Johnson  976,847 152,144

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Zoetis  1,052,721 183,152
911,788
Total Health Care 3,736,545
INDUSTRIALS & BUSINESS SERVICES 14.9%
Aerospace & Defense 1.8%
Howmet Aerospace  3,315,171 153,327
Northrop Grumman  502,468 221,181
374,508
Building Products 0.6%
Trane Technologies  625,324 126,884
126,884
Commercial Services & Supplies 1.0%
Waste Connections  1,632,172 219,201
219,201
Electrical Equipment 0.5%
Schneider Electric (EUR)  660,025 108,767
108,767
Ground Transportation 2.5%
JB Hunt Transport Services (2) 640,018 120,656
Old Dominion Freight Line  347,675 142,248
Union Pacific  1,311,954 267,153
530,057
Industrial Conglomerates 4.6%
General Electric  3,232,732 357,378
Honeywell International  1,554,550 287,188
Roper Technologies  693,557 335,876
980,442
Machinery 1.9%
Cummins  376,199 85,946
Illinois Tool Works  469,790 108,197
Otis Worldwide  1,315,773 105,670
Stanley Black & Decker (2) 1,284,094 107,325
407,138
Professional Services 2.0%
Automatic Data Processing  505,300 121,565
Broadridge Financial Solutions  1,324,766 237,199
Equifax (2) 401,510 73,549
432,313
Total Industrials & Business Services 3,179,310

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 18.2%
Electronic Equipment, Instruments & Components 1.7%
Amphenol, Class A  2,409,028 202,334
TE Connectivity  1,340,764 165,625
367,959
IT Services 1.9%
Accenture, Class A  1,278,790 392,729
392,729
Semiconductors & Semiconductor Equipment 4.3%
Applied Materials  1,546,891 214,167
KLA  495,164 227,112
Microchip Technology  2,219,609 173,241
QUALCOMM  675,448 75,015
Texas Instruments  1,392,988 221,499
911,034
Software 5.9%
Microsoft  3,975,005 1,255,108
1,255,108
Technology Hardware, Storage & Peripherals 4.4%
Apple  5,445,039 932,245
932,245
Total Information Technology 3,859,075
MATERIALS 4.1%
Chemicals 3.0%
Air Products & Chemicals  364,366 103,261
Linde  718,121 267,392
Nutrien  1,066,856 65,889
RPM International  573,446 54,369
Sherwin-Williams  566,589 144,509
635,420
Containers & Packaging 1.1%
Avery Dennison  911,130 166,436
Ball (2) 1,322,051 65,812
232,248
Total Materials 867,668
REAL ESTATE 2.3%
Industrial Real Estate Investment Trusts 0.5%
Rexford Industrial Realty, REIT  2,219,901 109,552
109,552

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Residential Real Estate Investment Trusts 1.0%
Equity Residential, REIT  3,731,690 219,087
219,087
Specialized Real Estate Investment Trusts 0.8%
American Tower, REIT  1,062,985 174,808
174,808
Total Real Estate 503,447
UTILITIES 2.8%
Electric Utilities 0.4%
NextEra Energy  1,492,378 85,498
85,498
Gas Utilities 0.5%
Atmos Energy  940,683 99,646
99,646
Multi-Utilities 1.9%
Ameren  2,259,015 169,042
CMS Energy  2,631,741 139,772
WEC Energy Group  1,246,531 100,408
409,222
Total Utilities 594,366
Total Common Stocks (Cost $12,040,090) 20,561,396
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr Ing hc F Porsche (EUR)  358,267 33,615
Total Consumer Discretionary 33,615
Total Preferred Stocks (Cost $28,867) 33,615
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 567,331,856 567,332
Total Short-Term Investments (Cost $567,332) 567,332

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 64,369,878 64,370
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 64,370
Total Securities Lending Collateral (Cost $64,370) 64,370
Total Investments in Securities 100.0%
(Cost $12,700,659) $ 21,226,713
Other Assets Less Liabilities (0.0)% (323)
Net Assets 100.0% $ 21,226,390
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Dividend Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 28,575++
Totals $ —# $ — $ 28,575+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 887,706  ¤  ¤ $ 631,702
Total $ 631,702^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $28,575 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $631,702.

T. ROWE PRICE Dividend Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Dividend Growth Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Dividend Growth Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 20,214,968 $ 346,428 $ — $ 20,561,396
Preferred Stocks — 33,615 — 33,615
Short-Term Investments 567,332 — — 567,332
Securities Lending Collateral 64,370 — — 64,370
Total $ 20,846,670 $ 380,043 $ — $ 21,226,713

T. ROWE PRICE Dividend Growth Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F58-054Q3 09/23